FAIR VALUE MEASUREMENTS - Fair value Assets and Liabilities Transfer Amount (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
FAIR VALUE MEASUREMENTS
Asset transfers from level1 to level2	$ 0	$ 0
Asset transfers from level2 to level1	0	0
Liability transfers from level1 to level2	0	0
Liability transfers from level2 to level1	0	0
Asset transfers into or out of level 3	0	0
Liability transfers into or out of level 3	$ 0	$ 0